Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurements
Schedule of fair value measurement within the fair value hierarchy of the Company's financial instruments

	Fair value measurements as of
	December 31, 2020, using:
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$—	$—	$1,751,000	$1,751,000
Warrant liability	—	—	29,376	29,376
	$—	$—	$1,780,376	$1,780,376

Fair value measurements as of
December 31, 2021, using:
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$—	$—	$—	$—
Warrant liability	—	—	—	—
	$—	$—	$—	$—

Schedule of changes in the fair value of Level 3 financial instruments

Balance, December 31, 2020	$1,780,376
Changes in fair value of derivative liability	867,000
Extinguishment of liability on conversion of Notes	(2,647,376)
Changes in fair value of warrant liability	6,109
Extinguishment of liability on exercise of warrants	(6,109)
Balance, December 31, 2021	$—